Intangible assets	12 Months Ended
Dec. 31, 2025
Intangible assets [Abstract]
Intangible assets
15	Intangible assets

		Computer	Medical
	Goodwill	software	licenses	Tradenames	Total
	RMB’000	RMB’000	RMB’000	RMB’000	RMB’000
Year ended 31 December 2024
Opening net book amount	32,999	759	—	3,123	36,881
Additions	—	330	—	—	330
Amortisation	—	(345)	—	(282)	(627)
Closing net book amount	32,999	744	—	2,841	36,584
At 31 December 2024
Cost	54,213	13,139	9,585	5,040	81,977
Accumulated impairment	(21,214)	(3,954)	—	(719)	(25,887)
Accumulated amortisation	—	(8,441)	(9,585)	(1,480)	(19,506)
Net book amount	32,999	744	—	2,841	36,584

Year ended 31 December 2025
Opening net book amount	32,999	744	—	2,841	36,584
Additions	—	70	—	—	70
Disposal of subsidiaries (Note 26)	(3,223)	—	—	(756)	(3,979)
Amortisation	—	(311)	—	(283)	(594)
Impairment loss	(500)	—	—	—	(500)
Closing net book amount	29,276	503	—	1,802	31,581
At 31 December 2025
Cost	50,990	12,874	1,260	3,726	68,850
Accumulated impairment	(21,714)	(3,954)	—	(719)	(26,387)
Accumulated amortisation	—	(8,417)	(1,260)	(1,205)	(10,882)
Net book amount	29,276	503	—	1,802	31,581

During the year ended 31 December 2021, the Company decided to strategically focus on treatment centres in East China, South China and Southwest China and devote much less resources to treatment centres in other regions of China. As a result, the Company recognized impairment of goodwill of RMB122,099,000 (2020: RMB18,809,000), tradenames of RMB43,679,000 (2020: RMB8,124,000), computer software of RMB3,956,000 (2020: nil), property, plant and equipment of RMB139,818,000 (2020: RMB6,036,000) and associate of RMB4,407,000 (2020: nil) of certain treatment centres in other regions of China.

During the year ended 31 December 2023 and 2024, the Company has not recognized any impairment to property, plant and equipment and intangible assets. For the year ended 31 December 2025, the Company recognized an impairment loss on goodwill amounting to RMB500,000. The impairment was assessed based on the value-in-use calculation of the relevant cash-generating units, driven by downward revisions to future cash flow forecasts. The recoverable amount of the cash-generating unit was determined to be lower than its carrying amount, leading to the recognition of the goodwill impairment.

Management reviews the business performance of each operating entity (also regarded as a CGU). Goodwill is allocated to relevant operating entities.

The recoverable amount of a CGU is determined based on a value-in-use calculation. It is calculated using pre-tax discounted cash flow projections based on financial budgets approved by management covering a five-year period. Cash flow beyond the five-year period is extrapolated using the estimated growth rates as stated below.

	2024	2025
Annual compound revenue growth rate	6.0% ~ 20.0%	2.2% ~ 16.9%
Annual gross profit ratio	26.0% ~ 57.0%	26.1% ~ 57.2%
Discount rate	4.34%	4.20%

Management considers that because of their experience and expertise knowledge in the aesthetic medical treatment business in the PRC, a cash flow period of five years is reasonable.

Management determined budgeted gross margin based on past performance and its expectations of the market development. The average annual revenue growth rate used is consistent with the forecasts of the market from an industry study. The discount rate used is pre-tax and reflects specific risks relating to the entity. The cash flows beyond the five year periods are extrapolated using a 4% (2024: 4%) growth rate.